Share-Based Payments - LTI 2020 Plan (Details)	12 Months Ended
Dec. 31, 2022 item
LTI 2020
SHARE-BASED PAYMENTS
Term of grant	4 years
Trading days	20 days
Number of type of awards	3
LTI 2020, FSUs
SHARE-BASED PAYMENTS
Percentage of the type of award to the total award under the specific plan	33.00%
Number of KPIs	3
Percentage of numerical target	100.00%
Performance period	3 years
LTI 2020, MSUs
SHARE-BASED PAYMENTS
Percentage of the type of award to the total award under the specific plan	33.00%
Performance period	3 years
Performance factor when share performance matches the Peer Group Index (as a percent)	100.00%
LTI 2020, RSUs
SHARE-BASED PAYMENTS
Percentage of the type of award to the total award under the specific plan	33.00%